Exhibit 99.10

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	817	92.11%
Delinquency, No Missing Data	62	6.99%
No Delinquency, At Least One Month Missing	7	0.79%
Delinquency, At Least One Month Missing	1	0.11%
Total	887	100.00%